Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 78	$ 77
Customer deposits	14	14
Current legal provisions	22	36
Tax payables	72	74
Customer and MFS distributor cash balances	186	141
Withholding tax on payments to third parties	6	15
Other provisions	0	3
Other current liabilities	133	113
Total	511	474	[1]
Provision for tax risk not related to income tax	$ 38	$ 44

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).